Other operating income	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other operating income
8. Other operating income
The following table shows the breakdown of the other operating income:

Other operating income	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Income from grants	279	294	140
Income from the reversal of liabilities	90	0	0
Late payment penalties claimed	0	0	76
Miscellaneous operating income	66	0	36
Total	435	294	252